SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments
Royalty revenue	$ 32,689	$ 21,797
Sales	18,992	11,915
Cost of sales, excluding depletion	(5,020)	(3,927)
Depletion	(17,999)	(13,181)
Royalty interest impairment	0	(14,241)
Gain on amendment of royalty interest	9,291
Income (loss) before taxes	29,779	(6,484)
Foreign exchange gain	664	(227)
Finance expense	(2,456)	(1,813)
Other	1,904	(100)
Cash from (used in) operations	33,000	20,961
Income taxes paid	(4,076)	(1,230)
Consolidated total
Disclosure of operating segments
Royalty revenue	32,689	21,797
Sales	18,992	11,915
Cost of sales, excluding depletion	(5,020)	(3,927)
Depletion	(17,999)	(13,181)
Royalty interest impairment		(14,241)
Gain on amendment of royalty interest	9,291
Income (loss) before taxes	29,779	(6,484)
Cash from (used in) operations	33,000	20,961
Operating segments
Disclosure of operating segments
Royalty revenue	32,689	21,797
Sales	18,992	11,915
Cost of sales, excluding depletion	(5,020)	(3,927)
Depletion	(17,999)	(13,181)
Royalty interest impairment		(14,241)
Gain on amendment of royalty interest	9,291
Income (loss) before taxes	37,953	2,363
Cash from (used in) operations	42,771	27,100
Operating segments | Amulsar
Disclosure of operating segments
Royalty interest impairment		(14,241)
Income (loss) before taxes		(14,241)
Operating segments | Beta Hunt
Disclosure of operating segments
Royalty revenue	8,635	4,786
Depletion	(706)	(1,752)
Gain on amendment of royalty interest	9,291
Income (loss) before taxes	17,220	3,034
Cash from (used in) operations	9,533	5,001
Operating segments | El Mochito
Disclosure of operating segments
Sales	3,716	3,626
Cost of sales, excluding depletion	(881)	(874)
Depletion	(1,122)	(1,516)
Income (loss) before taxes	1,713	1,236
Cash from (used in) operations	2,836	2,752
Operating segments | Florida Canyon
Disclosure of operating segments
Royalty revenue	2,551	2,101
Depletion	(712)	(673)
Income (loss) before taxes	1,839	1,428
Cash from (used in) operations	2,638	1,610
Operating segments | Hope Bay
Disclosure of operating segments
Royalty revenue	5,355	3,124
Depletion	(1,671)	(1,178)
Income (loss) before taxes	3,684	1,946
Cash from (used in) operations	2,998	1,761
Operating segments | Karma
Disclosure of operating segments
Royalty revenue	2,946	2,305
Depletion	(1,992)	(1,716)
Income (loss) before taxes	954	589
Cash from (used in) operations	2,636	1,868
Operating segments | La Colorada
Disclosure of operating segments
Sales	6,347	5,216
Cost of sales, excluding depletion	(2,345)	(2,443)
Depletion	(1,171)	(924)
Income (loss) before taxes	2,831	1,849
Cash from (used in) operations	4,002	2,773
Operating segments | Moose River
Disclosure of operating segments
Royalty revenue	1,586	1,124
Depletion	(843)	(692)
Income (loss) before taxes	743	432
Cash from (used in) operations	1,521	1,023
Operating segments | Moss
Disclosure of operating segments
Sales	8,929	3,073
Cost of sales, excluding depletion	(1,794)	(610)
Depletion	(3,480)	(1,547)
Income (loss) before taxes	3,655	916
Cash from (used in) operations	7,135	2,463
Operating segments | Mt. Carlton
Disclosure of operating segments
Royalty revenue	2,469	2,941
Depletion	(2,104)	(1,016)
Income (loss) before taxes	365	1,925
Cash from (used in) operations	2,112	3,210
Operating segments | Omolon
Disclosure of operating segments
Royalty revenue	4,792	562
Depletion	(3,093)	(399)
Income (loss) before taxes	1,699	163
Cash from (used in) operations	3,169
Operating segments | San Jose
Disclosure of operating segments
Royalty revenue	1,989	1,471
Depletion	(591)	(554)
Income (loss) before taxes	1,398	917
Cash from (used in) operations	1,736	1,377
Operating segments | Silvertip
Disclosure of operating segments
Royalty revenue		941
Depletion		(353)
Income (loss) before taxes		588
Cash from (used in) operations	189	897
Operating segments | Vivien
Disclosure of operating segments
Royalty revenue	1,839	2,070
Depletion	(254)	(563)
Income (loss) before taxes	1,585	1,507
Cash from (used in) operations	1,596	2,093
Operating segments | Other
Disclosure of operating segments
Royalty revenue	527	372
Depletion	(260)	(298)
Income (loss) before taxes	267	74
Cash from (used in) operations	670	272
Non-operating | Corporate
Disclosure of operating segments
Income (loss) before taxes	(8,174)	(8,847)
Operating expenses	(8,286)	(6,707)
Foreign exchange gain	664	(227)
Unrealized gain on warrants	1,891	(92)
Finance expense	(2,456)	(1,813)
Other	13	(8)
Cash from (used in) operations	(9,771)	(6,139)
Operating expenses	(6,451)	(4,919)
Foreign exchange gain	380	(160)
Income taxes paid	(4,076)	(1,230)
Other	$ 376	$ 170